Schedule of Identifiable Intangible Assets Subject to Amortization (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, gross	$ 9,202,000	$ 9,201,820
Less: Accumulated amortization	(1,768,000)	(1,174,429)
Intangible assets, net	7,434,000	8,027,391
Customer Relationships [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, gross	$ 1,140,000	$ 1,139,710
Customer Relationships [Member] | Minimum [Member]
Intangible Asset, Finite-Lived [Line Items]
Estimated Useful Life (years)	6 years	6 years
Customer Relationships [Member] | Maximum [Member]
Intangible Asset, Finite-Lived [Line Items]
Estimated Useful Life (years)	7 years	7 years
Trade Names [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, gross	$ 1,637,000	$ 1,637,100
Trade Names [Member] | Minimum [Member]
Intangible Asset, Finite-Lived [Line Items]
Estimated Useful Life (years)	10 years	10 years
Trade Names [Member] | Maximum [Member]
Intangible Asset, Finite-Lived [Line Items]
Estimated Useful Life (years)	15 years	15 years
Technology-Based Intangible Assets [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, gross	$ 6,425,000	$ 6,425,010
Technology-Based Intangible Assets [Member] | Minimum [Member]
Intangible Asset, Finite-Lived [Line Items]
Estimated Useful Life (years)	6 years	6 years
Technology-Based Intangible Assets [Member] | Maximum [Member]
Intangible Asset, Finite-Lived [Line Items]
Estimated Useful Life (years)	8 years	8 years